PERFORMANCE SHARE UNITS (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 PSUs	Mar. 31, 2013 PSUs	Dec. 31, 2013 PSUs	Aug. 07, 2013 PSUs	Dec. 31, 2013 Nathaniel Bradley PSUs	Dec. 31, 2013 Sean Bradley PSUs	Dec. 31, 2013 James Crawford PSUs
PERFORMANCE SHARE UNITS
Performance share unit agreement granted (in shares)			405,000						200,000	200,000	200,000
Performance share unit subject to increase of total units (in shares)									400,000	300,000	300,000
Performance share unit agreement period									3 years	3 years	3 years
Number of shares issued for each performance share unit									1	1	1
Percentage of units estimated to be issued							100.00%
Number of incentive shares estimated to be issued			1,000,000
Closing stock price (in dollars per share)								$ 0.45
Total stock compensation expense to be amortized through March 2017	$ 2,402,590						$ 450,000
Share based compensation expense	807,356	86,006	430,138	0	95,653	0	112,603
Additional expenses to be amortized through the first quarter of 2016							$ 337,397